Deferred Tax Liabilities - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - Deferred tax assets and liabilities [Member] - MYR (RM)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Components of Deferred Tax Assets and Liabilities [Line Items]
Excess of net carrying amount over tax written down value of plant and equipment	RM 9,588,499	RM 7,447,199
Unabsorbed capital allowances	(5,998,190)	(4,621,659)
Unabsorbed tax losses	(883,509)	(883,509)
Intangible asset	4,142,378	4,524,772
Deferred tax assets and liabilities	RM 6,849,178	RM 6,466,803